ETC CABANA TARGET LEADING SECTOR MODERATE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Exchange-Traded Funds — 99.9%	Shares	Fair Value
Commodity — 13.2%
Goldman Sachs Physical Gold ETF(a)	287,891	$ 13,778,463

Equity — 86.7%
Invesco Nasdaq 100 ETF(b)	116,513	29,833,153
State Street Consumer Staples Select Sector SPDR ETF	188,360	15,729,944
State Street Financial Select Sector SPDR ETF	186,033	9,941,604
State Street Technology Select Sector SPDR ETF	172,980	24,888,362
State Street Utilities Select Sector SPDR ETF	109,910	4,753,608
Vanguard Mega Cap ETF	19,694	4,994,201
		90,140,872

Total Exchange-Traded Funds (Cost $94,100,255)		103,919,335

Total Investments — 99.9%
(Cost $94,100,255)		103,919,335

Other Assets in Excess of Liabilities — 0.1%		106,368

Total Net Assets — 100.0%		$ 104,025,703

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.